Document and Entity Information	0 Months Ended
Oct. 18, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 18, 2013
Registrant Name	HCIM Trust
Central Index Key	0001577642
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Nov. 04, 2013
Prospectus Date	Nov. 04, 2013
Hatteras PE Intelligence Fund | Institutional Class
Risk/Return:
Trading Symbol	HPEIX
Hatteras Disciplined Opportunity Fund | Class A
Risk/Return:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	HDOIX